Basis of Preparation and Accounting Policies (Details)			12 Months Ended
	Dec. 14, 2021 $ / shares	Aug. 04, 2021 segment	Dec. 31, 2022 segment $ / shares
Property, Plant and Equipment [Line Items]
Stock conversion ratio	0.5
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.05		$ 0.10
New of reportable segments | segment		2	1
Akal
Property, Plant and Equipment [Line Items]
Ownership percentage sold		49.00%
Opex
Property, Plant and Equipment [Line Items]
Ownership percentage sold		49.00%
Jack-up rigs
Property, Plant and Equipment [Line Items]
Estimated useful life			30 years
Jack-up rig equipment and machinery | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years
Jack-up rig equipment and machinery | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life			20 years